Fair value (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis at March 31, 2015 and 2016, including those for which the MHFG Group has elected the fair value option, are summarized below:

2015	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,680	32	—	1,712
Japanese local government bonds	—	72	—	72
U.S. Treasury bonds and federal agency securities	4,759	134	—	4,893
Other foreign government bonds	2,093	344	—	2,437
Agency mortgage-backed securities	1,132	376	—	1,508
Residential mortgage-backed securities	—	—	29	29
Commercial mortgage-backed securities	—	2	4	6
Certificates of deposit and commercial paper	—	813	—	813
Corporate bonds and other	42	1,802	639	2,483
Equity securities	1,045	864	60	1,969
Derivatives:
Interest rate contracts	71	9,516	25	9,612
Foreign exchange contracts	17	3,577	11	3,605
Equity-related contracts	58	134	5	197
Credit-related contracts	—	41	1	42
Other contracts	1	22	15	38
Available-for-sale securities:
Japanese government bonds	16,672	742	—	17,414
Japanese local government bonds	—	239	—	239
U.S. Treasury bonds and federal agency securities	117	—	—	117
Other foreign government bonds	415	551	—	966
Agency mortgage-backed securities	87	735	—	822
Residential mortgage-backed securities	—	97	166	263
Commercial mortgage-backed securities	—	—	169	169
Japanese corporate bonds and other debt securities	—	1,787	155	1,942
Foreign corporate bonds and other debt securities	—	657	85	742
Equity securities (marketable)	4,362	35	—	4,397
Other investments	—	—	53	53

Total assets measured at fair value on a recurring basis (2)	32,551	22,572	1,417	56,540

Liabilities:
Trading securities sold, not yet purchased	2,856	345	—	3,201
Derivatives:
Interest rate contracts	74	9,293	7	9,374
Foreign exchange contracts	14	3,590	3	3,607
Equity-related contracts	73	129	19	221
Credit-related contracts	—	34	2	36
Other contracts	1	17	15	33
Long-term debt (3)	—	153	587	740

Total liabilities measured at fair value on a recurring basis	3,018	13,561	633	17,212

2016	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	2,272	31	—	2,303
Japanese local government bonds	—	79	—	79
U.S. Treasury bonds and federal agency securities	3,729	77	—	3,806
Other foreign government bonds	2,192	373	—	2,565
Agency mortgage-backed securities	995	563	—	1,558
Residential mortgage-backed securities	—	—	21	21
Commercial mortgage-backed securities	—	2	2	4
Certificates of deposit and commercial paper	—	881	—	881
Corporate bonds and other	9	1,693	720	2,422
Equity securities	758	641	59	1,458
Derivatives:
Interest rate contracts	97	11,396	29	11,522
Foreign exchange contracts	23	3,099	8	3,130
Equity-related contracts	46	95	29	170
Credit-related contracts	—	40	3	43
Other contracts	—	21	38	59
Available-for-sale securities:
Japanese government bonds	15,037	726	—	15,763
Japanese local government bonds	—	241	—	241
U.S. Treasury bonds and federal agency securities	438	—	—	438
Other foreign government bonds	352	590	—	942
Agency mortgage-backed securities	169	780	—	949
Residential mortgage-backed securities	—	87	123	210
Commercial mortgage-backed securities	—	—	187	187
Japanese corporate bonds and other debt securities	—	1,921	174	2,095
Foreign corporate bonds and other debt securities	—	739	108	847
Equity securities (marketable)	3,716	65	—	3,781
Other investments	—	—	42	42

Total assets measured at fair value on a recurring basis (2)	29,833	24,140	1,543	55,516

Liabilities:
Trading securities sold, not yet purchased	2,482	148	—	2,630
Derivatives:
Interest rate contracts	98	11,168	3	11,269
Foreign exchange contracts	26	2,953	1	2,980
Equity-related contracts	60	56	24	140
Credit-related contracts	—	33	4	37
Other contracts	—	18	37	55
Long-term debt (3)	—	433	623	1,056

Total liabilities measured at fair value on a recurring basis	2,666	14,809	692	18,167

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	Amounts included the investments measured at the NAV per share at March 31, 2015 and 2016, of ¥878 billion and ¥682 billion, respectively, of which ¥842 billion and ¥644 billion, respectively, were classified in Level 2, and ¥36 billion and ¥38 billion, respectively, were classified in Level 3. The amounts of unfunded commitments related to these investments at March 31, 2015 and 2016 were ¥25 billion and ¥30 billion, respectively.
(3)	Amounts represent items for which the Group elected the fair value option.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2015 and 2016:

2015	April 1, 2014	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2015	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	78	—	(2)	—		—	—	—	(33)	—	(16)	29	—
Commercial mortgage-backed securities	91	—	(2)	—		—	—	2	(76)	—	(13)	4	—
Corporate bonds and other	413	62	(2)	—		4	(24)	561	(262)	—	(115)	639	47
Equity securities	60	13	(2)	—		—	—	6	(18)	—	(1)	60	3
Derivatives, net (1):
Interest rate contracts	17	(6	) (2)	—		—	1	—	—	—	6	18	(1)
Foreign exchange contracts	11	(3	) (2)	—		—	—	—	—	—	—	8	(2)
Equity-related contracts	1	(12	) (2)	—		—	—	—	—	—	(3)	(14)	(12)
Credit-related contracts	17	(19	) (2)	—		—	—	—	—	—	1	(1)	—
Available-for-sale securities:
Residential mortgage-backed securities	220	10	(3)	(10	) (4)	—	—	16	(21)	—	(49)	166	—
Commercial mortgage-backed securities	161	4	(3)	(2	) (4)	—	—	77	(26)	—	(45)	169	—
Japanese corporate bonds and other debt securities	170	(1	) (3)	1	(4)	—	—	39	(8)	—	(46)	155	—
Foreign corporate bonds and other debt securities	141	6	(3)	(1	) (4)	—	—	—	(2)	—	(59)	85	—
Other investments	69	12	(3)	—		—	—	2	(18)	—	(12)	53	8

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	3	(3)	—	—	—	—
Long-term debt	501	(5	) (5)	—		3	(2)	—	—	313	(233)	587	(4)

2016	April 1, 2015	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settlements	March 31, 2016	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Other foreign government bonds	—	—	(2)	—		—	—	1	(1)	—	—	—	—
Residential mortgage-backed securities	29	—	(2)	—		—	—	—	—	—	(8)	21	—
Commercial mortgage-backed securities	4	—	(2)	—		—	—	—	—	—	(2)	2	—
Corporate bonds and other	639	(43	) (2)	—		25	(34)	452	(192)	—	(127)	720	(38)
Equity securities	60	9	(2)	—		—	—	12	(22)	—	—	59	1
Derivatives, net (1):
Interest rate contracts	18	(1	) (2)	—		—	—	—	—	—	9	26	11
Foreign exchange contracts	8	(1	) (2)	—		—	—	—	—	—	—	7	(2)
Equity-related contracts	(14)	22	(2)	—		—	—	—	—	—	(3)	5	14
Credit-related contracts	(1)	—	(2)	—		—	—	—	—	—	—	(1)	—
Other contracts	—	1	(2)	—		—	—	—	—	—	—	1	1
Available-for-sale securities:
Residential mortgage-backed securities	166	—	(3)	—	(4)	—	—	—	(4)	—	(39)	123	—
Commercial mortgage-backed securities	169	—	(3)	—	(4)	—	—	102	(62)	—	(22)	187	—
Japanese corporate bonds and other debt securities	155	(2	) (3)	—	(4)	—	—	67	(3)	—	(43)	174	(4)
Foreign corporate bonds and other debt securities	85	2	(3)	(5)	(4)	23	—	41	—	—	(38)	108	—
Other investments	53	7	(3)	—		—	—	5	(20)	—	(3)	42	(7)

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	5	(5)	—	—	—	—
Long-term debt	587	18	(5)	—		8	—	(1)	—	305	(258)	623	19

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2015 and 2016.

Quantitative Information About Level Three Fair Value Measurements

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2015 and 2016:

2015

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	195	Discounted cash flow	Prepayment rate	2%–18%	7%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	11bps–490bps	63bps

Commercial mortgage-backed securities	173	Discounted cash flow Price-based	Discount margin	10bps–2,922bps	95bps

Corporate bonds and other debt securities	879	Discounted cash flow	Prepayment rate (1)	0%–25%	21%
		Price-based	Default rate (1)	0%–5%	2%
			Recovery rate (1)	60%–71%	69%
			Discount margin (1)	9bps–1,220bps	112bps
			Discount margin (2)	-96bps–4,342bps	106bps

Derivatives, net:
Interest rate contracts	18	Internal valuation model (3)	IR – IR correlation	20%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	8	Internal valuation model (3)	FX – IR correlation	9%–52%
			FX – FX correlation	52%–52%
			FX volatility	11%–23%
			Default rate (4)	0%–63%

Equity-related contracts	(14)	Internal valuation model (3)	Equity – IR correlation	50%–50%
			Equity – FX correlation	55%–55%
			Equity volatility	17%–33%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate	0%–50%
			Credit correlation	11%–100%

Long-term debt	587	Internal valuation model (3)	IR – IR correlation	20%–100%
			FX – IR correlation	9%–52%
			FX – FX correlation	52%–52%
			Equity – IR correlation	50%–50%
			Equity – FX correlation	55%–55%
			Equity volatility	16%–34%
			Default rate	0%–15%
			Credit correlation	16%–100%

2016

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for ratios and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	144	Discounted cash flow	Prepayment rate	3%–19%	7%
		Price-based	Default rate	0%–2%	0%
			Recovery rate	100%–100%	100%
			Discount margin	13bps–180bps	60bps

Commercial mortgage-backed securities	189	Discounted cash flow Price-based	Discount margin	6bps–580bps	37bps

Corporate bonds and other debt securities	1,002	Discounted cash flow	Prepayment rate (1)	0%–21%	19%
		Price-based	Default rate (1)	0%–2%	2%
			Recovery rate (1)	60%–69%	68%
			Discount margin (1)	11bps–1,115bps	151bps
			Discount margin (2)	10bps–3,850bps	454bps

Derivatives, net:
Interest rate contracts	26	Internal valuation model (3)	IR – IR correlation	32%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	7	Internal valuation model (3)	FX – IR correlation	5%–50%
			FX – FX correlation	54%–54%
			Default rate (4)	0%–63%

Equity-related contracts	5	Internal valuation model (3)	Equity – IR correlation	30%–30%
			Equity – FX correlation	55%–55%
			Equity volatility	10%–40%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate	0%–42%
			Credit correlation	29%–100%

Long-term debt	623	Internal valuation model (3)	IR – IR correlation	32%–100%
			FX – IR correlation	5%–50%
			FX – FX correlation	54%–54%
			Equity – IR correlation	30%–30%
			Equity – FX correlation	55%–55%
			Equity correlation	18%–100%
			Equity volatility	14%–39%
			Default rate	0%–5%
			Credit correlation	28%–100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

IR = Interest rate

FX = Foreign exchange

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table shows the fair value hierarchy for these items as of March 31, 2015 and 2016:

2015	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	111	—	—	111	193
Loans held-for-sale	—	—	—	—	39
Other investments	10	9	—	1	16
Premises and equipment—net	1	—	—	1	8

Total assets measured at fair value on a nonrecurring basis	122	9	—	113	256

2016	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	197
Loans held-for-sale	13	—	7	6	14
Other investments	1	—	—	1	2
Premises and equipment—net	—	—	—	—	1
Goodwill	—	—	—	—	6

Total assets measured at fair value on a nonrecurring basis	138	—	7	131	220

Fair Value, by Balance Sheet Grouping

The following table shows the carrying amounts and fair values at March 31, 2015 and 2016, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	2015
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	42,467	42,467	1,152	41,315	—
Investments	5,647	5,678	5,678	—	—
Loans, net of allowance for loan losses (Note)	77,458	78,603	—	—	78,603

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	42,100	42,100	14,481	27,619	—
Interest-bearing deposits	99,272	99,239	41,334	57,905	—
Due to trust accounts	1,241	1,241	—	1,241	—
Other short-term borrowings	1,583	1,583	—	1,583	—
Long-term debt	13,819	14,030	—	13,271	759

	2016
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	48,757	48,757	923	47,834	—
Investments	4,819	4,873	4,873	—	—
Loans, net of allowance for loan losses (Note)	77,040	78,241	—	—	78,241

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	39,908	39,908	17,223	22,685	—
Interest-bearing deposits	100,228	100,234	46,207	54,027	—
Due to trust accounts	4,467	4,467	—	4,467	—
Other short-term borrowings	2,080	2,080	—	2,080	—
Long-term debt	13,696	13,863	—	12,969	894

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.